Condensed Parent Only Financial Information (Details)	12 Months Ended
Mar. 31, 2024
Condensed Parent Only Financial Information [Line Items]
Percentage of restricted net assets of subsidiaries company	25.00%
Parent Company [Member]
Condensed Parent Only Financial Information [Line Items]
Percentage of restricted net assets of subsidiaries company	25.00%